VIA EDGAR


     August 30, 2011


     Division of Investment Management
     Securities and Exchange Commission
     100 F Street, N.E.
     Washington, D.C. 20549

     Re:	Variable Annuity Account Five ("Registrant")
        	SunAmerica Annuity and Life Assurance Company ("Depositor") Seasons and Seasons Select II Variable Annuities
        	File No. 333-08859 and 811-07727

     Ladies and Gentlemen:

     Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated August 29, 2011 for Registrant on behalf of the Seasons and Seasons Select II Variable Annuities contain no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 44 under the Securities Act of 1933 and Amendment No. 45 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on August 26, 2011 via EDGAR.

     Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.


     Very truly yours,

     /s/ Lucia B. Williams
     ______________________
     Lucia B. Williams
     Supervising Director,
     Variable Product Regulation